Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000806564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Morgan Stanley Mortgage Securities Trust (Prospectus Summary) | Morgan Stanley Mortgage Securities Trust | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGAX
Morgan Stanley Mortgage Securities Trust (Prospectus Summary) | Morgan Stanley Mortgage Securities Trust | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGBX
Morgan Stanley Mortgage Securities Trust (Prospectus Summary) | Morgan Stanley Mortgage Securities Trust | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGCX
Morgan Stanley Mortgage Securities Trust (Prospectus Summary) | Morgan Stanley Mortgage Securities Trust | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGDX